Exhibit 99.1

Nissan Auto Receivables 2018-A Owner Trust

Servicer’s Certificate

Collection Period	30-Jun-18	30/360 Days	30	Collection Period Start	1-Jun-18
Distribution Date	16-Jul-18	Actual/360 Days	31	Collection Period End	30-Jun-18
				Prior Month Settlement Date	15-Jun-18
				Current Month Settlement Date	16-Jul-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,114,467,625.30	983,339,234.10	952,684,806.81	0.914577
Yield Supplement Overcollaterization		72,800,953.50	60,999,383.40	58,296,261.85
Total Adjusted Pool Balance		1,041,666,671.80	922,339,850.70	894,388,544.96
Total Adjusted Securities		1,041,666,671.80	922,339,850.70	894,388,544.96	0.858613
Class A-1 Notes	1.90000%	200,000,000.00	80,673,178.90	52,721,873.16	0.263609
Class A-2a Notes	2.39000%	295,000,000.00	295,000,000.00	295,000,000.00	1.000000
Class A-2b Notes	2.16325%	75,000,000.00	75,000,000.00	75,000,000.00	1.000000
Class A-3 Notes	2.65000%	300,000,000.00	300,000,000.00	300,000,000.00	1.000000
Class A-4 Notes	2.89000%	130,000,000.00	130,000,000.00	130,000,000.00	1.000000
Certificates	0.00000%	41,666,671.80	41,666,671.80	41,666,671.80	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	27,951,305.74	131,990.28	139.7565287	0.6599514
Class A-2a Notes	0.00	587,541.67	—	1.9916667
Class A-2b Notes	0.00	139,709.90	—	1.8627987
Class A-3 Notes	0.00	662,500.00	—	2.2083333
Class A-4 Notes	0.00	313,083.33	—	2.4083333
Certificates	0.00	0.00	—	—

Total Securities	27,951,305.74	1,834,825.18

I. COLLECTIONS

Interest:
Interest Collections		1,980,011.18
Repurchased Loan Proceeds Related to Interest		0.00

Total Interest Collections		1,980,011.18
Principal:
Principal Collections		29,966,204.43
Repurchased Loan Proceeds Related to Principal		0.00

Total Principal Collections		29,966,204.43
Recoveries of Defaulted Receivables		329,613.57

Total Collections		32,275,829.18

II. COLLATERAL POOL BALANCE DATA

	Number	Amount
Adjusted Pool Balance - Beginning of Period	46,821	922,339,850.70
Total Principal Payment		27,951,305.74

	46,091	894,388,544.96

Nissan Auto Receivables 2018-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	32,275,829.18
Reserve Account Draw	0.00
Total Available for Distribution	32,275,829.18
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	819,449.36
Servicing Fee Paid	819,449.36
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	131,990.28
Class A-1 Notes Monthly Interest Paid	131,990.28
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	587,541.67
Class A-2a Notes Monthly Interest Paid	587,541.67
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	139,709.90
Class A-2b Notes Monthly Interest Paid	139,709.90
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	662,500.00
Class A-3 Notes Monthly Interest Paid	662,500.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	313,083.33
Class A-4 Notes Monthly Interest Paid	313,083.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2018-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		1,834,825.18
Total Note Monthly Interest Paid		1,834,825.18
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		29,621,554.64
4. Total Monthly Principal Paid on the Notes		27,951,305.74
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		27,951,305.74
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		1,670,248.90
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,670,248.90

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.68
Required Reserve Account Amount		2,604,166.68
Beginning Reserve Account Balance		2,604,166.68
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.68
Required Reserve Account Amount for Next Period		2,604,166.68

VI. POOL STATISTICS

Weighted Average Coupon		2.43%
Weighted Average Remaining Maturity		50.79

	Amount	Number
Principal on Defaulted Receivables	688,222.86	30
Principal Recoveries of Defaulted Receivables	329,613.57

Monthly Net Losses	358,609.29
Pool Balance at Beginning of Collection Period	983,339,234.10
Net Loss Ratio for Third Preceding Collection Period	0.53%
Net Loss Ratio for Second Preceding Collection Period	0.68%
Net Loss Ratio for Preceding Collection Period	0.54%
Net Loss Ratio for Current Collection Period	0.44%
Four-Month Average Net Loss Ratio	0.55%
Cumulative Net Losses for all Periods	2,027,226.27

Nissan Auto Receivables 2018-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,448,317.02	136	0.36%
61-90 Days Delinquent	603,417.16	28	0.06%
91-120 Days Delinquent	157,719.13	8	0.02%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	4,209,453.31	172	0.44%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.03%	0.03%
Delinquency Ratio for Second Preceding Collection Period	0.06%	0.06%
Delinquency Ratio for Preceding Collection Period	0.08%	0.07%
Delinquency Ratio for Current Collection Period	0.08%	0.08%
Four-Month Average Delinquency Ratio	0.06%	0.06%
60 Day Delinquent Receivables	796,277.41
Delinquency Percentage	0.08%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO